Intangible Assets, Net	12 Months Ended
Dec. 31, 2023
Intangible Assets, Net
Intangible Assets, Net

10. Intangible Assets, Net

Intangible assets, net, consist of the following:

	As of December 31,
	2022	2023
Automotive Manufacturing Permission	647,174	647,174
Insurance Agent License	35,000	35,000
Indefinite‑lived intangible assets, net	682,174	682,174
Software	202,848	258,705
Patents	694	694
Definite‑lived intangible assets	203,542	259,399
Less: Accumulated amortization
Software	(52,402)	(76,699)
Patents	(694)	(694)
Accumulated amortization	(53,096)	(77,393)
Definite‑lived intangible assets, net	150,446	182,006
Total intangible assets, net	832,620	864,180

The Group recorded amortization expenses of RMB11,300, RMB19,074 and RMB24,297 for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, amortization expenses related to intangible assets for future periods are estimated to be as follows:

For the Year Ending December 31,
2024	26,975
2025	24,795
2026	23,970
2027	21,798
2028 and Thereafter	84,468
Total	182,006